NATURE OF OPERATIONS and going concern (Narrative) (Details)		4 Months Ended	12 Months Ended
	May 12, 2017 shares	May 28, 2019 CAD ($)	Jan. 31, 2019 USD ($) Segment shares	Jan. 31, 2018 USD ($) shares	May 11, 2017 shares	Jan. 31, 2017 USD ($) shares
NATURE OF OPERATIONS and going concern [abstract]
Number of shares outstanding | shares	1,979,695		58,505,255	5,979,695	19,796,952	1,979,695
Basis of shares consolidation	10:1 basis
Number of operating segments | Segment			2
Net loss			$ 23,601,170	$ 599,471
Accumulated deficit			37,954,751	14,353,581		$ 13,754,110
Working capital deficit			13,316,122
Nature Of Operations And Going Concern [Line Items]
Gross proceeds from private placement			$ 3,971,266	$ 705,159
Events after reporting date
Nature Of Operations And Going Concern [Line Items]
Gross proceeds from private placement		$ 7,713,500